AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 23, 2016

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 212                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 214                             /X/

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /   Immediately upon filing pursuant to paragraph (b)
          / /   On [date] pursuant to paragraph (b)
          / /   60 days after filing pursuant to paragraph (a)(1)
          /X/   75 days after filing pursuant to paragraph (a)(2)
          / /   On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
          IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED

                PRELIMINARY PROSPECTUS DATED SEPTEMBER 23, 2016

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                                     [DATE]

                   PANAGORA DIVERSIFIED ARBITRAGE YIELD FUND
                            (TICKER SYMBOL: [XXXXX])

                              INVESTMENT ADVISER:
                        PANAGORA ASSET MANAGEMENT, INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
PANAGORA DIVERSIFIED ARBITRAGE YIELD FUND .................................   XX
      INVESTMENT OBJECTIVE ................................................   XX
      FUND FEES AND EXPENSES ..............................................   XX
      PRINCIPAL INVESTMENT STRATEGIES .....................................   XX
      PRINCIPAL RISKS .....................................................   XX
      PERFORMANCE INFORMATION .............................................   XX
      INVESTMENT ADVISER ..................................................   XX
      PORTFOLIO MANAGERS ..................................................   XX
      PURCHASE AND SALE OF FUND SHARES ....................................   XX
      TAX INFORMATION .....................................................   XX
      PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
      INTERMEDIARIES ......................................................   XX
MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND
          STRATEGIES ......................................................   XX
MORE INFORMATION ABOUT RISK ...............................................   XX
INFORMATION ABOUT PORTFOLIO HOLDINGS ......................................   XX
INVESTMENT ADVISER ........................................................   XX
PORTFOLIO MANAGERS ........................................................   XX
PURCHASING AND SELLING FUND SHARES ........................................   XX
PAYMENTS TO FINANCIAL INTERMEDIARIES ......................................   XX
OTHER POLICIES ............................................................   XX
DIVIDENDS AND DISTRIBUTIONS ...............................................   XX
TAXES .....................................................................   XX
FINANCIAL HIGHLIGHTS ......................................................   XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ......................  Back Cover

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PANAGORA DIVERSIFIED ARBITRAGE YIELD FUND

INVESTMENT OBJECTIVE

The PanAgora Diversified Arbitrage Yield Fund (the "Fund") seeks absolute return.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
Management Fees                                                           1.00%
--------------------------------------------------------------------------------
Other Expenses(1)                                                         0.43%
                                                                         -------
--------------------------------------------------------------------------------
   Dividend and Interest Expenses on Securities Sold Short      0.15%
--------------------------------------------------------------------------------
   Other Operating Expenses                                     0.28%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.43%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(2)                     (0.03)%
                                                                         -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Reductions                 1.40%
and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.
(2) PanAgora Asset Management, Inc. ("PanAgora" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Dividend and Interest Expenses on Securities Sold Short, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's average daily net assets until [XX], 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on [XX], 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR           3 YEARS
                               $143             $443


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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is to seek to achieve absolute return (i.e. positive total return in diverse market environments over time) by utilizing a diversified set of arbitrage strategies and, to a lesser extent, a yield-oriented strategy described below.

To pursue its strategies, the Fund may take long and short positions in equity securities (principally common stocks, American Depositary Receipts ("ADRs"), and real estate investment trusts ("REITs")), other investment companies (principally exchange-traded funds ("ETFs")), and derivative instruments (principally futures contracts and swaps). The Fund may utilize derivatives to gain or hedge (i.e. offset) exposure to securities, markets, currencies or other instruments. The Fund may invest in U.S. and non-U.S. (including both developed and emerging market) companies, and may invest in companies of any market capitalization.

PanAgora's Diversified Arbitrage Strategy is a long/short equity strategy designed to generate attractive, absolute returns by identifying and exploiting multiple inefficiencies that exist in global equity markets. PanAgora believes that investment opportunities exist in different segments, at different times, and for different reasons before they are ultimately arbitraged away. By using a diversified set of strategies that have low correlation to one another, the Diversified Arbitrage Strategy seeks to profit from a larger set of opportunities. In addition, since many of these strategies are designed to generate profit under different market conditions and over different investment horizons, PanAgora expects the combination of strategies to result in returns that are more stable over time than the returns of any individual strategy.

It is PanAgora's philosophy that stock prices are largely driven by the fundamental strengths or weaknesses of an underlying company's business and that certain fundamentally based measures are indicative of a company's likely success or failure. PanAgora believes that investment opportunities exist because many investors lack the ability to identify and evaluate these measures with sufficient breadth and speed. As a result, PanAgora deploys an approach that combines in-depth fundamental insights with advanced quantitative techniques to capitalize on investment opportunities that result when the prospects of a company's likely success or failure are not fully recognized by market participants.

The Diversified Arbitrage Strategy consists of a suite of sub-strategies that are diversified across a variety of investment horizons. These sub-strategies are managed within three separate portfolios designed to capitalize on long-term, intermediate-term, and short-term inefficiencies. The ability to invest across strategies that encompass multiple investment horizons expands the available opportunity set while providing additional diversification to the Fund, because the strategies generally have low correlation with one another. In addition, the investment process allocates capital to the various strategies based upon the attractiveness of the available opportunity set to seek to increase the potential for higher returns.

LONG TERM ARBITRAGE STRATEGIES: PanAgora intends to take long positions in companies with strong long-term prospects, while simultaneously taking short positions in companies with weak long-term prospects. Proprietary data is used to identify companies that have a leading position in their industry, sustainable competitive advantages, strong brand strength and other strong fundamental qualities. This

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data is collected by PanAgora and utilized in a systematic process to rank all companies within the investable universe on a daily basis. PanAgora believes that this process may lead to superior returns if the data enables PanAgora to conduct deeper analyses of wider sets of companies than other fundamental or quantitative managers conduct.

INTERMEDIATE TERM ARBITRAGE STRATEGIES: PanAgora utilizes several pair trading strategies with an investment horizon of approximately 3-9 months. These strategies include, but are not limited to, merger (risk) arbitrage and share class arbitrage. In merger arbitrage, PanAgora buys shares of a target company while simultaneously shorting shares of an acquiring company to seek to capture a spread between the price at which the target company trades after a transaction is announced, and the price at which the acquiring company has announced it will pay for the target company upon the closing of the transaction. In share class arbitrage, PanAgora buys shares in one share class while simultaneously shorting shares in another share class of a company with multiple publicly traded share classes to capture a spread between the prices of the two classes.

SHORT TERM ARBITRAGE STRATEGIES: PanAgora seeks to identify specific events in equity markets that are associated with significant stock movements around the event and seeks to take advantage of these movements by buying or shorting the company's equity. The types of events include liquidity events, in which a large set of shareholders must buy or sell a company, and news events, such as earnings calls, bankruptcies or spin-offs.

The Diversified Arbitrage Strategy seeks to minimize risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by utilizing derivatives, ETFs and other risk management and portfolio construction techniques.

PanAgora's Diversified Risk Global Equity Strategy is designed to provide broadly diversified exposure to stocks that generate yield through dividend payments and exhibit lower volatility. After selecting high dividend and low volatility stocks for the Fund's portfolio, PanAgora then seeks to efficiently capture the long-term premium that it believes is associated with such stocks, while limiting downside risk, by diversifying the Fund's holdings of the stocks through the use of a risk parity approach, which seeks to balance risk between companies, sectors and countries.

The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can

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amplify the effects of market volatility on the Fund and, therefore, the Fund's share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

                                       4

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DERIVATIVES RISK -- The Fund's use of futures contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

MANAGEMENT/SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of

                                       5

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investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling toll-free to [Phone Number].

INVESTMENT ADVISER

PanAgora Asset Management, Inc.

PORTFOLIO MANAGERS

George Mussalli, CFA, Chief Investment Officer and Head of Research, Equity, has managed the Fund since its inception in 2016.

Richard Tan, CFA, Director, Equity, has managed the Fund since its inception in 2016.

Mark Barnes, Ph.D., Director, Multi Asset, has managed the Fund since its inception in 2016.

Nicholas Alonso, CFA, Director, Multi Asset, has managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange (the "NYSE") is open for business.

To purchase shares of the Fund for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares on any day that the NYSE is open for business by contacting the Fund directly by mail at PanAgora Diversified Arbitrage Yield Fund, P.O. Box 588, Portland, ME 04112 (Express Mail
Address: PanAgora Diversified Arbitrage Yield Fund, c/o Atlantic Shareholder Services, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at [Phone Number].

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distribution will be taxed when withdrawn from the tax-deferred account.



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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The investment objective of the Fund is to seek absolute return. The investment objective of the Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund's investment objective.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include common stocks, ADRs, REITs, and shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. ADRs, REITs and ETFs are described below. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

SHORT SALES RISK -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the

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Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

FOREIGN SECURITIES/EMERGING MARKETS RISK -- Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses. Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

     FUTURES CONTRACTS -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Such lack of correlation may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. For example, futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

     SWAPS -- In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be considered illiquid, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in the Fund's expenses being allocated over a smaller asset base, lending to an increase in the Fund's expense ratio.

MANAGEMENT/SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser's systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI. The Fund will post its holdings within 45 days of the end of each calendar quarter, on the internet at www.aicfundholdings.com. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

INVESTMENT ADVISER

PanAgora Asset Management, Inc., a Delaware corporation founded in 1985, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. As of September 30, 2016, the Adviser had approximately $[XX] in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's average daily net assets until [XX], 2018 (the "contractual expense limit"). This agreement may be terminated by: (i) the Board, for any reason at any time; or
(ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on [XX], 2018. If at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's first Annual/Semi-Annual Report to Shareholders dated [XX], 2017, which will cover the period from the Fund's inception to [XX], 2017.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals that are jointly and primarily responsible for the day to day management of the Fund.

George Mussalli, CFA, Chief Investment Officer and Head of Research, Equity, has managed the Fund since its inception in 2016. Mr. Mussalli has been with PanAgora since 2004.

Richard Tan, CFA, Director, Equity, has managed the Fund since its inception in 2016. Mr. Tan has been with PanAgora since 2008.

Mark Barnes, Ph.D., Director, Multi Asset, has managed the Fund since its inception in 2016. Mr. Barnes has been with PanAgora since 1998.

Nicholas Alonso, CFA, Director, Multi Asset, has managed the Fund since its inception in 2016. Mr. Alonso has been with PanAgora since 2010.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call [Phone Number].

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number and the Fund name.

REGULAR MAIL ADDRESS

PanAgora Diversified Arbitrage Yield Fund
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

PanAgora Diversified Arbitrage Yield Fund
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME, 04101

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at its office, not at the P.O. Box provided for regular mail delivery.

BY WIRE

To open an account by wire, call [Phone Number] for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund's name and your account number).

WIRING INSTRUCTIONS

[XX]
ABA # XX]
PanAgora Diversified Arbitrage Yield Fund
[DDA # XX]

Ref: Fund name/ account number/account name

BY ACH

You may not open an account via ACH. To add to an existing account by ACH, call [phone number].

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser, in its sole discretion, deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such transactions will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase shares of the Fund for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase shares, check daily NAV, or obtain additional information.

 FUND NAME                                    TICKER SYMBOL   CUSIP    FUND CODE
 PanAgora Diversified Arbitrage Yield Fund       [XXXXX]       [XX]       [XX]

GENERAL INFORMATION

You may purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

The Fund's price per share will be the next determined NAV per share after the Fund or an authorized institution (defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at the Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact the financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUND CALCULATES NAV

The NAV of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Board's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the open-end investment companies in which the Fund invests explain the circumstances in which those investment companies will use fair value pricing and the effect of fair value pricing.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at [Phone Number].

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

     o    written requests to redeem $100,000 or more;

     o    changes to a shareholder's record name or account registration;

     o paying redemption proceeds from an account for which the address has changed within the last 30 days;

     o sending redemption and distribution proceeds to any person, address or financial institution account not on record;

     o sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

     o adding or changing ACH or wire instructions, the telephone redemption option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at [Phone Number] for more information.

The sale price of each share will be the next determined NAV after the Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;
     o    The account number;
     o    The dollar amount or number of shares you wish to redeem;
     o    The account name(s); and
     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

PanAgora Diversified Arbitrage Yield Fund
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

PanAgora Diversified Arbitrage Yield Fund
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at its office, not at the P.O. Box provided for regular mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call [Phone Number] to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you, or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions on your account. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $50,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The Fund reserves the right to waive the minimum account value requirement in its sole discretion.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. A financial intermediary may provide services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the SAI.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund's shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four (4) "round trips," into or out of the Fund within any rolling 12 month period. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund. Participants in advisory programs approved by the Adviser are not subject to this restriction.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Subject to the Fund's right to reject purchases as described in this prospectus, upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Fund reserves the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state or by calling [Phone Number].

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR FOR SPECIFIC GUIDANCE ABOUT U.S. FEDERAL, STATE AND LOCAL TAXES. Below is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are reported by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals of 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

Because the Fund had not commenced operations as of the date of this prospectus, financial highlights are not available.

                       THE ADVISORS' INNER CIRCLE FUND II

                   PANAGORA DIVERSIFIED ARBITRAGE YIELD FUND

INVESTMENT ADVISER

PanAgora Asset Management, Inc.
470 Atlantic Avenue
8th Floor
Boston, Massachusetts 02210

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [Date], as it may be amended from time to time, includes detailed information about the PanAgora Diversified Arbitrage Yield Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Once available, these reports will list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also will contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT (WHEN AVAILABLE), OR MORE
INFORMATION:

BY TELEPHONE: [Phone Number]

BY MAIL: PanAgora Diversified Arbitrage Yield Fund
         P.O. Box 588
         Portland, Maine 04112

BY INTERNET: The Fund does not have a website, but you can obtain the SAI or the Annual or Semi-Annual Report, when available, by mail or telephone.

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-07102.

                                                                [Inventory Code]

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
    MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY
             JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                            DATED SEPTEMBER 23, 2016

                      STATEMENT OF ADDITIONAL INFORMATION

                   PANAGORA DIVERSIFIED ARBITRAGE YIELD FUND
                            (TICKER SYMBOL: [XXXXX])

                                  A SERIES OF
                       THE ADVISORS' INNER CIRCLE FUND II

                                     [DATE]

                              INVESTMENT ADVISER:
                        PANAGORA ASSET MANAGEMENT, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the PanAgora Diversified Arbitrage Yield Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectus dated [Date], as it may be amended from time to time (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Prospectus or the Fund's annual or semi-annual reports, when available, free of charge by writing to the Fund at PanAgora Diversified Arbitrage Yield Fund, P.O. Box 588, Portland, ME 04112 (Express Mail Address:
PanAgora Diversified Arbitrage Yield Fund, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or calling the Fund toll-free at [Phone Number].

                               TABLE OF CONTENTS

THE TRUST ................................................................. S-XX
DESCRIPTION OF PERMITTED INVESTMENTS ...................................... S-XX
INVESTMENT LIMITATIONS .................................................... S-XX
THE ADVISER ............................................................... S-XX
THE PORTFOLIO MANAGERS .................................................... S-XX
THE ADMINISTRATOR ......................................................... S-XX
THE DISTRIBUTOR ........................................................... S-XX
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-XX
THE TRANSFER AGENT ........................................................ S-XX
THE CUSTODIAN ............................................................. S-XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-XX
LEGAL COUNSEL ............................................................. S-XX
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-XX
PURCHASING AND REDEEMING SHARES ........................................... S-XX
DETERMINATION OF NET ASSET VALUE .......................................... S-XX
TAXES ..................................................................... S-XX
FUND TRANSACTIONS ......................................................... S-XX
PORTFOLIO HOLDINGS ........................................................ S-XX
DESCRIPTION OF SHARES ..................................................... S-XX
SHAREHOLDER LIABILITY ..................................................... S-XX
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-XX
PROXY VOTING .............................................................. S-XX
CODES OF ETHICS ........................................................... S-XX
5% AND 25% SHAREHOLDERS ................................................... S-XX
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ........................  B-1

[Date]                                                          [Inventory Code]

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004 and as amended May 15, 2012 (the "Declaration of Trust"). Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust created on or after February 18, 2004 may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund's investment objective and principal investment strategies are described in the Prospectus. The Fund is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund's stated investment policies, including those stated below.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (the "NAV") of the Fund to fluctuate. The Fund may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ALTERNATIVE ENTITY SECURITIES. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

o EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). The Fund could purchase an ETF to temporarily gain exposure to a portion of the
     U. S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, the Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U. S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Securities of Other Investment Companies" below.

o RIGHTS AND WARRANTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent. The above factors may adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LARGE CAPITALIZATION COMPANIES. Large capitalization companies may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP's interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

EXCHANGE-TRADED NOTES ("ETNS"). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN's returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate ("reference instrument") to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer's ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer's credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund's right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. The Fund could lose some or all of the amount invested in an ETN.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

EMERGING MARKETS. An "emerging market" country is generally a country that the International Bank for Reconstruction and Development ("World Bank") and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets.

INVESTMENT FUNDS. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their NAV.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of GNP, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.


In June 2016, the United Kingdom (the "UK") voted in a referendum to leave the European Union ("EU"). Although the precise timeframe for "Brexit" is uncertain, it is currently expected that the UK will seek to withdraw from the EU by invoking article 50 of the Lisbon Treaty with an anticipated completion date within two years from notifying the European Council of the UK's intention to withdraw. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Fund's investments.

INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

STOCK EXCHANGE AND MARKET RISK. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o Are generally more volatile than, and not as developed or efficient as, those in the United States;

     o    Have substantially less volume;

     o Trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK. While the Fund denominates its NAV in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

EMERGING MARKETS. Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

MUNICIPAL SECURITIES. Municipal securities, including municipal bonds and municipal notes, consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue or special obligation bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Private activity or industrial development bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the issuing municipality, but are generally backed by the agreement of the issuing authority to request appropriations from the municipality's legislative body. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and the Fund will not independently verify that opinion. Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. The Internal Revenue Service ("IRS") may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify income previously distributed as exempt-interest dividends, as taxable. Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as "qualified dividend income"), and capital gain dividends will be subject to capital gains taxes.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

BANK OBLIGATIONS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

The Fund will only invest in a security issued by a commercial bank if the bank:

     o Has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank); and

     o Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; or is a foreign branch of a U. S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

Bank obligations include the following:

     o TIME DEPOSITS. Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation.

     o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

     o BANKERS' ACCEPTANCE. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser. See "Appendix A - Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

DEBT SECURITIES. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

     o CORPORATE BONDS. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     o MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

          Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

          Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure that the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

BANK LOANS. Bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. The Fund can invest in a bank loan either as a direct lender or through an assignment or participation.

When the Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When the Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund's redemption obligations.

Bank loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The Adviser may from time to time have the opportunity to receive material, non-public information ("Confidential Information") about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the Adviser) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the Adviser's abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under
Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may also enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and
(iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange-Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the U.S. Securities and Exchange Commission (the "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR ETFs (collectively, "the ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as interest rates) or a market benchmark. Unless otherwise stated in the Prospectus, the Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Fund's investment objective and is legally permissible, the Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940

Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets (or such assets are "earmarked" on the Fund's books) in accordance with the requirements and interpretations of the SEC and its staff. The Fund may enter into agreements with broker-dealers that require the broker-dealers to accept physical settlement for certain types of derivative instruments. If this occurs, the Fund would treat such derivative instruments as being cash settled for purposes of determining the Fund's coverage requirements.

As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").

Consistent with the CFTC's new regulations, the Trust, on behalf of the Fund, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Fund is not subject to registration or regulation as a CPO under the CEA. As a result, the Fund will be limited in its ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser's ability to implement the Fund's investment strategies and may adversely affect the Fund's performance.

TYPES OF DERIVATIVES:

FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market." Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated.
In computing daily NAV, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

o PURCHASING PUT AND CALL OPTIONS

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted to write only "covered" options. At the time of selling a call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price, provided that the Fund also segregates cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o OPTIONS ON CREDIT DEFAULT SWAPS

An option on a credit default swap ("CDS") gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

o OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. The Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o OPTIONS ON FOREIGN CURRENCIES

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Fund may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if the Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

o COMBINED POSITIONS

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

     o Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

     o    Do not require an initial margin deposit; and

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

o FOREIGN CURRENCY HEDGING STRATEGIES

A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

EQUITY-LINKED SECURITIES. The Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of securities, or sometimes a single stock (referred to as "equity-linked securities"). These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

SWAP AGREEMENTS. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

o EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.
 By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

o TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument--which may be a single asset, a pool of assets or an index of assets--during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

o INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for-floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

o INFLATION SWAPS

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the "breakeven inflation" rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as "zero coupon," where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

o CREDIT DEFAULT SWAPS

A credit default swap is an agreement between a "buyer" and a "seller" for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by the Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the "par value") of the swap.

o CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.
For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

CORRELATION OF PRICES. The Fund's ability to hedge its exposure to securities and other instruments through derivatives depends on the degree to which price movements in the underlying security or instrument correlate with price movements in the relevant derivatives. In the case of poor correlation, the price of the securities or other instruments the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the securities and other instruments it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

o Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

o A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

o Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY. Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

o Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

o    Have to purchase or sell the instrument underlying the contract;

o    Not be able to hedge its investments; and/or

o    Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

o An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

o Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

o The facilities of the exchange may not be adequate to handle current trading volume;

o Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

o Investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK. Successful use of derivatives by the Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK. At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

MARGIN. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE. The Fund's use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile

(i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

o    Actual and anticipated changes in interest rates;

o    Fiscal and monetary policies; and

o    National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

GOVERNMENT REGULATION. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, grants significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The new law and regulations may negatively impact the Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Fund trades. In addition, the SEC proposed new derivatives rules in December 2015 that could limit the Fund's use of derivatives, and adversely impact the Fund's ability to achieve its investment objectives. Other potentially adverse regulatory obligations can develop suddenly and without notice.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (i.e. within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not hold more than 15% of its net assets in illiquid securities.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

RESTRICTED SECURITIES. The Fund may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

SHORT SALES. The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD-DELIVERY TRANSACTIONS. A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward-delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund may use when-issued, delayed-delivery and forward-delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward-delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward-delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

SPECIAL RISKS OF CYBER ATTACKS. As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, the Fund's distributor, custodian, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investments in such companies to lose value. There can be no assurance that the Fund, the Fund's service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

1. The Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3. The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The Fund's investment objective as well as the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

1. The Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid assets.

2. The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein.

3. The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Fund's policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

THE ADVISER

GENERAL. PanAgora Asset Management, Inc. (the "Adviser"), located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210, serves as the investment adviser to the Fund. The Adviser, a Delaware corporation, was founded in 1985 and is indirectly owned by Power Financial Corporation (through a series of subsidiaries, including Great West Lifeco Inc. and Putnam Investments, LLC) and by Nippon Life Insurance ("NLI") of Japan. Power Financial Corporation owns 80% of voting shares, and NLI owns 20% of voting shares. In addition, certain employees of the Adviser own non-voting interests in the Adviser. Assuming all employee stock and options are issued and exercised, up to 20% of the economic interest in the Adviser would be owned by employees of the Adviser. As of September 30, 2016, the Adviser had approximately $[XX] in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement dated [XX] (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's average daily net assets until [XX], 2018 (the "contractual expense limit"). This agreement may be terminated by: (i) the Board, for any reason at any time; or

(ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on [XX], 2018. If at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Investment professionals have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Senior employees of the company can own up to 20% of the Adviser through restricted stocks and options under the provisions of the PanAgora Employees Ownership Plan. To ensure the retention benefit of the plan, the ownership is subject to a vesting schedule. The ownership is primarily shared by members of the senior management team as well as senior investment and research professionals.

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of the portfolio managers' "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Fund is new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2016.

<CAPTION
------------------------------------------------------------------------------------------------------------
                            REGISTERED                 OTHER POOLED
                       INVESTMENT COMPANIES        INVESTMENT VEHICLES               OTHER ACCOUNTS
                 -------------------------------------------------------------------------------------------

                   NUMBER OF      TOTAL ASSETS    NUMBER OF   TOTAL ASSETS      NUMBER OF    TOTAL ASSETS
   NAME            ACCOUNTS      ([IN MILLIONS])   ACCOUNTS  ([IN MILLIONS])    ACCOUNTS    ([IN MILLIONS])
------------------------------------------------------------------------------------------------------------
George Mussalli,
CFA                    [XX]         $[XX]           [XX] (1)     $[XX]           [XX] (2)      $[XX]
------------------ --------- ------------ ----------- --------------- ---------- ---------------------------
Richard Tan, CFA       [XX]         $[XX]           [XX] (1)     $[XX]           [XX] (2)      $[XX]
------------------ --------- ------------ ----------- --------------- ---------- ---------------------------
Mark Barnes, Ph.D.     [XX]         $[XX]           [XX]         $[XX]           [XX]          $[XX]
------------------ --------- ------------ ----------- --------------- ---------- ---------------------------
Nicholas Alonso,
CFA                    [XX]         $[XX]           [XX]         $[XX]           [XX]          $[XX]
------------------ --------- ------------ ----------- --------------- ---------- ---------------------------

(1) Includes [XX] accounts managed with a performance-based fee, representing approximately $[XX] in assets.

(2) Includes [XX] accounts managed with a performance-based fee, representing approximately $[XX] in assets.

CONFLICTS OF INTEREST. The portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include retirement plans and separately managed accounts, as well as incubated accounts. The other accounts might have similar investment objectives as the Fund, or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Fund, and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that the Adviser or the portfolio managers receive, or expect to receive, greater compensation from their management of the accounts other than the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given its investment objective and related restrictions.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 28, 1993, as amended and restated as of November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the

Administrator is paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated January 28, 1993, as amended and restated as of November 14, 2005 and as amended August 30, 2010 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Trust, upon not more than 60 days' written notice by either party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

Atlantic Shareholder Services, LLC, located at Three Canal Plaza, Portland, Maine 04101 (the "Transfer Agent"), serves as the Fund's transfer agent.

THE CUSTODIAN

[Custodian], [address], (the "Custodian"), acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[Independent Registered Public Accounting Firm], [address], serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a "Waiver Term") if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and
(c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

-------------------------------------------------------------------------------------------------------------------------
                             POSITION WITH
                           TRUST AND LENGTH        PRINCIPAL OCCUPATIONS              OTHER DIRECTORSHIPS HELD
 NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS                  IN THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Robert Nesher              Chairman of the          SEI employee 1974 to          Current Directorships: Trustee of The
(Born: 1946)               Board of Trustees(1)     present; currently            Advisors' Inner Circle Fund, Bishop
                           (since 1991)             performs various              Street Funds, The KP Funds, SEI Daily
                                                    services on behalf of         Income Trust, SEI Institutional
                                                    SEI Investments for           International Trust, SEI Institutional
                                                    which Mr. Nesher is           Investments Trust, SEI Institutional
                                                    compensated. Vice             Managed Trust,
                                                    Chairman of The               SEI Asset Allocation Trust, SEI Tax
                                                    Advisors' Inner Circle        Exempt Trust, Adviser Managed Trust,
                                                    Fund III,                     New Covenant Funds, SEI Insurance
                                                    Winton Series Trust,          Products Trust and SEI Catholic Values
                                                    Winton Diversified            Trust. Director of SEI Structured Credit
                                                    Opportunities Fund            Fund, LP, SEI Global Master Fund plc,
                                                    (closed-end investment        SEI Global Assets Fund plc, SEI Global
                                                    company) and Gallery          Investments Fund plc, SEI
                                                    Trust. President, Chief       Investments--Global Funds Services,
                                                    Executive Officer and         Limited, SEI Investments Global,
                                                    Trustee of SEI Daily          Limited, SEI Investments (Europe) Ltd.,
                                                    Income Trust, SEI             SEI Investments--Unit Trust
                                                    Tax Exempt Trust, SEI         Management (UK) Limited, SEI Multi-
                                                    Institutional Managed         Strategy Funds PLC and SEI Global
                                                    Trust, SEI Institutional      Nominee Ltd.
                                                    International Trust, SEI
                                                    Institutional Investments     Former Directorships: Director of SEI
                                                    Trust, SEI Asset              Opportunity Fund, L.P. to 2010.
                                                    Allocation Trust,             Director of SEI Alpha Strategy
                                                    Adviser Managed Trust,        Portfolios, LP to 2013. Trustee of SEI
                                                    New Covenant Funds,           Liquid Asset Trust to 2016
                                                    SEI Insurance Products
                                                    Trust and SEI Catholic
                                                    Values Trust. President
                                                    and Director of SEI
                                                    Structured Credit Fund,
                                                    LP. President, Chief
                                                    Executive Officer and
                                                    Director of SEI Alpha
                                                    Strategy Portfolios, LP,
                                                    June 2007 to September
                                                    2013. President and
                                                    Director of SEI
                                                    Opportunity Fund, L.P.
                                                    to 2010. Vice Chairman of
                                                    O'Connor EQUUS (closed-end
                                                    investment company) to 2016.
                                                    President, Chief Executive
                                                    Officer and Trustee of SEI
                                                    Liquid Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                             POSITION WITH
                           TRUST AND LENGTH        PRINCIPAL OCCUPATIONS              OTHER DIRECTORSHIPS HELD
 NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS                  IN THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
William M. Doran           Trustee(1)               Self-Employed                 Current Directorships: Trustee of The
(Born: 1940)               (since 1991)             Consultant since 2003.        Advisors' Inner Circle Fund, Bishop
                                                    Partner at Morgan, Lewis      Street Funds, The KP Funds, The
                                                    & Bockius LLP (law            Advisors' Inner Circle Fund III, Winton
                                                    firm) from 1976 to 2003.      Series Trust, Winton Diversified
                                                    Counsel to the Trust, SEI     Opportunities Fund (closed-end
                                                    Investments, SIMC, the        investment company), Gallery Trust,
                                                    Administrator and the         SEI Daily Income Trust, SEI
                                                    Distributor.                  Institutional International Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust,
                                                                                  SEI Asset Allocation Trust,
                                                                                  SEI Tax Exempt Trust, Adviser
                                                                                  Managed Trust, New Covenant Funds,
                                                                                  SEI Insurance Products Trust and SEI
                                                                                  Catholic Values Trust. Director of SEI
                                                                                  Investments (Europe), Limited, SEI
                                                                                  Investments--Global Funds Services,
                                                                                  Limited, SEI Investments Global,
                                                                                  Limited, SEI Investments (Asia),
                                                                                  Limited, SEI Global Nominee Ltd. and
                                                                                  SEI Investments -- Unit Trust
                                                                                  Management (UK) Limited. Director of
                                                                                  the Distributor since 2003.

                                                                                  Former Directorships: Director of SEI
                                                                                  Alpha Strategy Portfolios, LP to 2013.
                                                                                  Director of O'Connor EQUUS (closed-
                                                                                  end investment company) to 2016. Trustee
                                                                                  of SEI Liquid Asset Trust to 2016
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
John K. Darr               Trustee                  Retired. Chief Executive      Current Directorships: Trustee of The
(Born: 1944)               (since 2008)             Officer, Office of            Advisors' Inner Circle Fund, Bishop
                                                    Finance, Federal Home         Street Funds and The KP Funds.
                                                    Loan Banks, from 1992         Director of Federal Home Loan Bank of
                                                    to 2007.                      Pittsburgh, Meals on Wheels,
                                                                                  Lewes/Rehoboth Beach and West
                                                                                  Rehoboth Land Trust.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                             POSITION WITH
                           TRUST AND LENGTH        PRINCIPAL OCCUPATIONS              OTHER DIRECTORSHIPS HELD
 NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS                  IN THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr.      Trustee                  Self-Employed                 Current Directorships: Trustee of The
(Born: 1952)               (since 2011)             Consultant since January      Advisors' Inner Circle Fund, Bishop
                                                    2012. Director of             Street Funds and The KP Funds.
                                                    Endowments and                Director of The Korea Fund, Inc.
                                                    Foundations,
                                                    Morningstar Investment
                                                    Management,
                                                    Morningstar, Inc.,
                                                    February 2010 to May
                                                    2011. Director of
                                                    International Consulting
                                                    and Chief Executive
                                                    Officer of Morningstar
                                                    Associates Europe
                                                    Limited, Morningstar,
                                                    Inc., May 2007 to
                                                    February 2010. Country
                                                    Manager -- Morningstar
                                                    UK Limited,
                                                    Morningstar, Inc., June
                                                    2005 to May 2007.
-------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson        Trustee                  Retired. Private Investor     Current Directorships: Trustee of The
(Born: 1942)               (since 2005)             since 1994.                   Advisors' Inner Circle Fund, Bishop
                                                                                  Street Funds, The KP Funds, SEI Asset
                                                                                  Allocation Trust, SEI Daily Income
                                                                                  Trust, SEI Institutional International
                                                                                  Trust, SEI Institutional Managed Trust,
                                                                                  SEI Institutional Investments Trust,
                                                                                  SEI Tax Exempt Trust, Adviser Managed
                                                                                  Trust, New Covenant Funds, SEI Insurance
                                                                                  Products Trust and SEI Catholic Values
                                                                                  Trust. Director of Federal Agricultural
                                                                                  Mortgage Corporation (Farmer Mac)
                                                                                  since 1997.

                                                                                  Former Directorships: Director of SEI
                                                                                  Alpha Strategy Portfolios, LP to 2013.
                                                                                  Trustee of SEI Liquid Asset Trust to
                                                                                  2016
-------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian         Trustee                  Vice President,               Current Directorships: Trustee of The
(Born: 1943)               (since 2005)             Compliance, AARP              Advisors' Inner Circle Fund, Bishop
                                                    Financial Inc., from 2008     Street Funds and The KP Funds.
                                                    to 2010. Self-Employed
                                                    Legal and Financial
                                                    Services Consultant
                                                    since 2003. Counsel (in-
                                                    house) for State Street
                                                    Bank from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                             POSITION WITH
                           TRUST AND LENGTH        PRINCIPAL OCCUPATIONS              OTHER DIRECTORSHIPS HELD
 NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS                  IN THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Bruce Speca                Trustee                  Global Head of Asset          Current Directorships: Trustee of The
(Born: 1956)               (since 2011)             Allocation, Manulife          Advisors' Inner Circle Fund, Bishop
                                                    Asset Management              Street Funds and The KP Funds.
                                                    (subsidiary of Manulife
                                                    Financial), June 2010 to
                                                    May 2011. Executive
                                                    Vice President --
                                                    Investment Management
                                                    Services, John Hancock
                                                    Financial Services
                                                    (subsidiary of Manulife
                                                    Financial), June 2003 to
                                                    June 2010.
-------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.    Trustee                  Retired since January         Current Directorships: Trustee/ Director
(Born: 1942)               (since 1999)             2012. Self-Employed           of State Street Navigator Securities
                           Lead Independent         Consultant, Newfound          Lending Trust, The Advisors' Inner
                           Trustee                  Consultants Inc., April       Circle Fund, Bishop Street Funds, The
                                                    1997 to December 2011.        KP Funds, SEI Structured Credit Fund,
                                                                                  LP, SEI Daily Income Trust, SEI
                                                                                  Institutional International Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust,
                                                                                  SEI Asset Allocation Trust,
                                                                                  SEI Tax Exempt Trust, Adviser
                                                                                  Managed Trust, New Covenant Funds,
                                                                                  SEI Insurance Products Trust and SEI
                                                                                  Catholic Values Trust. Member of the
                                                                                  independent review committee for SEI's
                                                                                  Canadian-registered mutual funds.

                                                                                  Former Directorships: Director of SEI
                                                                                  Opportunity Fund, L.P. to 2010.
                                                                                  Director of SEI Alpha Strategy
                                                                                  Portfolios, LP to 2013. Trustee of SEI
                                                                                  Liquid Asset Trust to 2016.
-------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.


INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the funds, and to exercise their business judgment in a manner that serves the best interests of the funds' shareholders.
 The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as a trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Messrs. Darr, Grause, Johnson, Speca, and Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Darr, Grause, Johnson, Speca, and Sullivan currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

-------------------------------------------------------------------------------------------
                                DOLLAR RANGE             AGGREGATE DOLLAR RANGE OF SHARES
      NAME                   OF FUND SHARES(1)         (ALL FUNDS IN THE FUND COMPLEX)(1,2)
-------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------
      Doran                          None                               None
-------------------------------------------------------------------------------------------
     Nesher                          None                               None
-------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------
      Darr                           None                               None
-------------------------------------------------------------------------------------------
     Grause                          None                               None
-------------------------------------------------------------------------------------------
    Johnson                          None                               None
-------------------------------------------------------------------------------------------
   Krikorian                         None                               None
-------------------------------------------------------------------------------------------
    Speca                            None                               None
-------------------------------------------------------------------------------------------
    Sullivan                         None                               None
-------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2015.

(2)  The Trust is the only investment company in the Fund Complex.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the fiscal year ended [XX], 2016.

---------------------------------------------------------------------------------------------------------------
                                             PENSION OR
                                             RETIREMENT         ESTIMATED
                           AGGREGATE      BENEFITS ACCRUED    ANNUAL BENEFITS
                         COMPENSATION     AS PART OF FUND          UPON          TOTAL COMPENSATION FROM THE
        NAME            FROM THE TRUST        EXPENSES          RETIREMENT        TRUST AND FUND COMPLEX(1)
---------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------
      Doran                  $0                 N/A                N/A          $0 for service on one (1) board
---------------------------------------------------------------------------------------------------------------
      Nesher                 $0                 N/A                N/A          $0 for service on one (1) board
---------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
       Darr                $[XX]                N/A                N/A         $[XX] for service on one (1)
                                                                                   board
---------------------------------------------------------------------------------------------------------------
      Grause               $[XX]                N/A                N/A         $[XX] for service on one (1)
                                                                                   board
---------------------------------------------------------------------------------------------------------------
     Johnson               $[XX]                N/A                N/A         $[XX]  for service on one (1)
                                                                                   board
---------------------------------------------------------------------------------------------------------------
    Krikorian              $[XX]                N/A                N/A         $[XX] for service on one (1)
                                                                                   board
---------------------------------------------------------------------------------------------------------------
     Speca                 $[XX]                N/A                N/A         $[XX] for service on one (1)
                                                                                   board
---------------------------------------------------------------------------------------------------------------
    Sullivan               $[XX]                N/A                N/A         $[XX] for service on one (1)
                                                                                   board
---------------------------------------------------------------------------------------------------------------

(1)  The Trust is the only investment company in the Fund Complex.

TRUST OFFICERS. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

-------------------------------------------------------------------------------------------------------------------------
NAME AND              POSITION WITH TRUST AND
YEAR OF BIRTH         LENGTH OF TIME SERVED                       PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Michael Beattie      President                                    Director of Client Service, SEI Investments Company,
(Born: 1965)         (since 2011)                                 since 2004.
-------------------------------------------------------------------------------------------------------------------------
Stephen Connors      Treasurer, Controller and Chief              Director, SEI Investments, Fund Accounting since
(Born: 1984)         Financial Officer                            December 2014. Audit Manager, Deloitte & Touche
                     (since 2015)                                 LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP
                                                                  (formerly Briggs, Bunting & Dougherty, LLP), from
                                                                  2007 to 2011.
-------------------------------------------------------------------------------------------------------------------------
Dianne M.            Vice President and Secretary                 Counsel at SEI Investments since 2010. Associate at
Descoteaux           (since 2011)                                 Morgan, Lewis & Bockius LLP from 2006 to 2010.
(Born: 1977)
-------------------------------------------------------------------------------------------------------------------------
Russell Emery        Chief Compliance Officer                     Chief Compliance Officer of SEI Structured Credit
(Born: 1962)         (since 2006)                                 Fund, LP since June 2007. Chief Compliance Officer
                                                                  of SEI Alpha Strategy Portfolios, LP from June 2007 to
                                                                  September 2013. Chief Compliance Officer of The
                                                                  Advisors' Inner Circle Fund, Bishop Street Funds, The
                                                                  Advisors' Inner Circle Fund III, Winton Series Trust,
                                                                  Winton Diversified Opportunities Fund (closed-end
                                                                  investment company), Gallery Trust, SEI Institutional
                                                                  Managed Trust, SEI Asset Allocation Trust, SEI
                                                                  Institutional International Trust, SEI Institutional
                                                                  Investments Trust, SEI Daily Income Trust,
                                                                  SEI Tax Exempt Trust, Adviser Managed
                                                                  Trust, New Covenant Funds, SEI Insurance Products
                                                                  Trust, The KP Funds and SEI Catholic Values Trust.
                                                                  Chief Compliance Officer of SEI Opportunity Fund,
                                                                  L.P. until 2010. Chief Compliance Officer of
                                                                  O'Connor EQUUS (closed-end investment company)
                                                                  to 2016. Chief Compliance Officer of SEI Liquid Asset
                                                                  Trust to 2016.
-------------------------------------------------------------------------------------------------------------------------
Lisa Whittaker       Vice President and Assistant Secretary       Attorney, SEI Investments Company (2012-present).
(Born: 1978)         (since 2013)                                 Associate Counsel and Compliance Officer, The
                                                                  Glenmede Trust Company, N.A. (2011-2012).
                                                                  Associate, Drinker Biddle & Reath LLP (2006-2011).
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim          Vice President and Assistant Secretary       Attorney, SEI Investments Company (2014-present).
(Born: 1981)         (since 2014)                                 Associate, Stradley Ronon Stevens & Young, LLP
                                                                  (2009-2014).
-------------------------------------------------------------------------------------------------------------------------
Bridget E. Sudall    Anti-Money Laundering Compliance             Senior Associate and AML Officer, Morgan Stanley
(Born: 1980)         Officer and Privacy Officer (since 2015)     Alternative Investment Partners from April 2011 to
                                                                  March 2015. Investor Services Team Lead, Morgan
                                                                  Stanley Alternative Investment Partners from 2007 to
                                                                  2011.
-------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the 30, 60, 90 and 180 day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC"). The Fund intends to qualify and elects to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the NAV) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF or an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of its tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.


SALES OR REDEMPTIONS. Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale of shares of the Fund).

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of the Fund's shares may not be changed after the settlement date of each such sale of the Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and
(iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Fund may invest in certain MLPs which may be treated as qualified publicly traded partnerships ("QPTPs"). Income from QPTPs is qualifying income for purposes of the Qualifying Income Test, but the Fund's investment in one or more of such QPTPs is limited under the Asset Test to no more than 25% of the value of the Fund's assets. The Fund will monitor its investments in such QPTPs in order to ensure compliance with the Qualifying Income and Asset Tests. In addition, as partnerships for U.S. federal income tax purposes, QPTPs do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business of a given QPTP, could result in a QPTP being treated as a corporation for U.S. federal income tax purposes, which would result in such QPTP being required to pay U.S. federal income tax on its taxable income and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Fund's investment. In addition, a QPTP that is no longer taxed as a partnership will no longer be included in the 25% diversification limitation applicable to the Fund's investments in QPTPs taxed as partnerships.

Investments in QPTPs may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in QPTPs may at other times result in the Fund's receipt of nontaxable cash distributions from a QPTP and if the Fund then distributes these nontaxable distributions to Fund shareholders, it could constitute a return of capital to Fund shareholders for federal income tax purposes.

MLPs and other partnerships that the Fund may invest in will deliver Form K-1s to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your Form 1099 tax reporting statement and, accordingly, send you a corrected Form 1099.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the

Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund's shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT's current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT's current and accumulated earnings and profits.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stocks or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund-of-funds" under the Code. If the Fund is a "qualified fund-of-funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a "qualified fund-of-funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at a 28% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States.
 In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purpose. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

The Fund's shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its "regular brokers or dealers."

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of the Fund's shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, the Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's NAV ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Fund's complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling [Phone Number].

The Fund will post its holdings within 45 days of the end of each calendar quarter, on the internet at www.aicfundholdings.com. The Adviser may exclude any portion of the portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Custodian, Administrator or Transfer Agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.


The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser and their affiliates or recipients of the Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund's complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling [Phone Number]; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund did not have any beneficial owners to report.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o Nature of and provisions of the obligation; and the promise S&P imputes;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGSo

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

                                   APPENDIX B

                        PanAgora Asset Management, Inc.
                      Proxy Voting Policies and Procedures

INTRODUCTION

PanAgora Asset Management ("PanAgora") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way that PanAgora believes will maximize the monetary value of each portfolio's holdings. PanAgora takes the view that this will benefit our direct clients and, indirectly, the ultimate owners and beneficiaries of those clients.

Oversight of the proxy voting process is the responsibility of the Investment Committee. The Investment Committee reviews and approves amendments to the PanAgora Proxy Voting Policy and delegates authority to vote in accordance with this policy to its third party proxy voting service. PanAgora retains the final authority and responsibility for voting. In addition to voting proxies,
PanAgora:

     1) describes its proxy voting procedures to its clients in Part 2A of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how PanAgora voted the client's proxies;

     4) generally applies its proxy voting policy consistently and keeps records of votes for each client in order to verify the consistency of such voting;

     5)   documents the reason(s) for voting for all non-routine items; and

     6)   keeps records of such proxy votes.


PROCESS

PanAgora's Chief Compliance Officer is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the Investment Committee, which retains oversight responsibility for all investment activities of PanAgora.

In order to facilitate our proxy voting process, PanAgora retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Chief Compliance Officer has delegated the responsibility of working with this firm to the Compliance Manager responsible for oversight of PanAgora's third party proxy agent, for ensuring that proxies are submitted in a timely manner. PanAgora's Chief Compliance Officer has instituted a process for oversight of the third party proxy agent, including sampling of votes to ensure compliance with PanAgora's policy, onsite visits to the agent and review of the agent's policies and procedures and potential conflicts of interest.

All proxies received on behalf of PanAgora clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our proxy voting firm's guidelines as adopted by the Investment Committee.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients or portfolio managers, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted by the Chief Compliance Officer for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of PanAgora. If the Chairman of the Investment Committee determines that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, the Chairman will examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolio's holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

PanAgora also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, PanAgora will review a proxy that presents a potential material conflict. An example could arise when PanAgora has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, PanAgora takes these potential conflicts very seriously. While PanAgora's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by PanAgora's potential conflict, there are a number of courses PanAgora may take. The final decision as to which course to follow shall be made by the Investment Committee.

Casting a vote which simply follows PanAgora's pre-determined policy eliminates PanAgora's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that PanAgora believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, PanAgora may employ the services of a third party, wholly independent of PanAgora, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party not feasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of PanAgora's clients, shall be formalized in writing. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not PanAgora's, best interests.

Finally, as discussed above, PanAgora reviews the policies and procedures of its proxy voting agent to seek to identify and address conflicts and potential conflicts of interest that may arise. If and to the extent such a conflict is identified, PanAgora will work with the agent to ensure that the conflict is appropriately addressed and that PanAgora's proxies are voted in accordance with its proxy voting policy in the best interest of its clients.

RECORDKEEPING

In accordance with applicable law, PanAgora shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in PanAgora's office:

     1) PanAgora's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement PanAgora receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do);

     3) a record of each vote cast by PanAgora (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by PanAgora that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how PanAgora voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client of PanAgora who wishes to receive information on how their proxies were voted should contact its Client Service Manager.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000274 on May 30, 2012.

(b) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(c) Not Applicable.

(d)(1)(i) Amended and Restated Investment Advisory Agreement, dated May 31, 2000, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(d)(1)(ii) Schedule A, as revised May 31, 2016, to the Amended and Restated Investment Advisory Agreement, dated May 31, 2000, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001379 on May 27, 2016.

(d)(1)(iii) Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.

(d)(1)(iv) Amended Schedule A, as revised September 1, 2016, to the Investment Advisory Agreement, dated October 24, 2008, between the Registrant and
Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 210 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001562 on August 29, 2016.

(d)(1)(v) Investment Advisory Agreement, dated December 21, 2004, between the Registrant and W. H. Reaves & Co., Inc., relating to the Reaves Utilities and Energy Infrastructure Fund, is incorporated herein by reference to Exhibit
(d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(1)(vi) Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(1)(vii) Amended Schedule A, as revised October 1, 2015, to the Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(1)(vii) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000861 on November 25, 2015.

(d)(1)(viii) Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Funds, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000362 on July 13, 2011.

(d)(1)(ix) Schedule A, as revised May 14, 2014, to the Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Funds, is incorporated herein by reference to Exhibit (d)(1)(xii) of Post-Effective Amendment No. 185 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000091 on February 27, 2015.

(d)(1)(x) Investment Advisory Agreement, dated November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(d)(1)(xi) Investment Advisory Agreement, dated October 21, 2013 between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Funds, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(d)(1)(xii) Schedule A, as revised June 29, 2015, to the Investment Advisory Agreement, dated October 21, 2013, relating to the Kopernik Funds, is incorporated herein by reference to Exhibit (d)(1)(xv) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(d)(1)(xiii) Investment Advisory Agreement, dated November 20, 2013, between the Registrant and R Squared Capital Management L.P., relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit
(d)(35) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(d)(1)(xiv) Investment Advisory Agreement, dated April 1, 2014, between the Registrant and Cardinal Capital Management, L.L.C., relating to the Cardinal Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 174 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000229 on March 31, 2014.

(d)(1)(xv) Investment Advisory Agreement, dated August 25, 2015, between the Registrant and Ramsey Quantitative Systems, Inc., relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit
(d)(1)(xvii) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(d)(1)(xvi) Investment Advisory Agreement, dated [XX], between the Registrant and PanAgora Asset Management, Inc., relating to the PanAgora Diversified Arbitrage Yield Fund, to be filed by amendment.

(d)(2)(i) Investment Sub-Advisory Agreement, dated August 15, 2008, between Horizon Advisers and EARNEST Partners, LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit
(d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

(d)(2)(ii) Investment Sub-Advisory Agreement, dated May 29, 2015, between Horizon Advisers and GlobeFlex Capital, L.P., relating to the Hancock Horizon International Small Cap Fund, is incorporated herein by reference to Exhibit
(d)(2)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(d)(2)(iii) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit
(d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(3)(i) Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(d)(3)(ii) Schedule A, amended as of May 31, 2016, to the Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001379 on May 27, 2016.

(d)(3)(iii) Expense Limitation Agreement between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, to be filed by amendment.

(d)(3)(iv) Expense Limitation Agreement, dated November 20, 2013, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 161 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000640 on November 27, 2013.

(d)(3)(v) Amended Schedule A, as revised November 17, 2014, to the Expense Limitation Agreement, dated November 20, 2013, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(3)(vi) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26,
2014.

(d)(3)(vi) Expense Limitation Agreement, as amended and restated May 14, 2013, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Funds, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 152 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000383 on July 24, 2013.

(d)(3)(vii) Expense Limitation Agreement, effective as of November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(d)(3)(viii) Expense Limitation Agreement, dated October 21, 2013, between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Funds, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(d)(3)(ix) Amended Schedule A, as revised June 29, 2015, to the Expense Limitation Agreement, dated October 21, 2013, between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Funds, is incorporated herein by reference to Exhibit (d)(3)(xi) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(d)(3)(x) Expense Limitation Agreement, dated November 20, 2013, between the Registrant and R Squared Capital Management L.P. relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit
(d)(36) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(d)(3)(xi) Expense Limitation Agreement, dated April 1, 2014, between the Registrant and Cardinal Capital Management, L.L.C., relating to the Cardinal Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 174 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000229 on March 31, 2014.

[(d)(3)(xii) Expense Limitation Agreement, dated [XX], between the Registrant and PanAgora Asset Management, Inc., relating to the PanAgora Diversified Arbitrage Yield Fund, to be filed by amendment.]

(d)(4)(i) Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(4)(ii) Amended Schedules A and B, dated November 20, 2013, to the Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000232 on March 31, 2014.

(d)(4)(iii) Expense Waiver Reimbursement Agreement, dated May 20, 2009, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Growth Fund and Hancock Horizon Value Fund, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000383 on May 30, 2014.

(e)(1)(i) Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(e)(1)(ii) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(e)(2) Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit
(e)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not Applicable.

(g)(1) Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(g)(2) Revised Appendix B to the Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000799 on October 8, 2015.

(g)(3) Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000799 on October 8, 2015.

(g)(4) Custodian Agreement, dated November 19, 2007, between the Registrant and MUFG Union Bank, N.A. (previously, Union Bank of California) is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28,
2007.

(g)(5) Amended Appendix B to the Custodian Agreement, dated November 19, 2007, between the Registrant and MUFG Union Bank, N.A. (previously, Union Bank of California) is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000799 on October 8, 2015.

(h)(1)(i) Administration Agreement, dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(h)(1)(ii) Amendment, dated May 18, 2016, to the Administration Agreement, dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(1)(ii) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001379 on May 27, 2016.

(h)(2)(i) Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(2)(ii) AML Amendment to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(2)(iii) Amendment, dated September 1, 2003, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(2)(iv) Amendment, dated September 1, 2010, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000563 on November 29, 2010.

(h)(2)(v) Amended Fee Schedule to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (h)(2)(v) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(h)(2)(vi) Transfer Agency Agreement, dated April 1, 2006, as amended November 13, 2013, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(vi) of Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000799 on October 8, 2015.

(h)(2)(vii) Transfer Agency Agreement, dated November 14, 2012, between the Registrant and Atlantic Shareholder Services, LLC is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 161 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000640 on November 27, 2013.

(h)(3) Shareholder Services Plan relating to the Hancock Horizon Funds, LM Capital Opportunistic Bond Fund, RQSI Small Cap Hedged Equity Fund, and Westfield Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 204 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001066 on February 26, 2016.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the PanAgora Diversified Arbitrage Yield Fund, to be filed by amendment.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Distribution Plan (reimbursement type), dated February 23, 2005, relating to the Champlain Funds, is incorporated herein by reference to Exhibit
(m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(m)(2) Revised Schedule A to the Distribution Plan, dated February 23, 2005, relating to the Champlain Funds, is incorporated herein by reference to Exhibit
(m)(2) of Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000799 on October 8, 2015.

(m)(3) Distribution Plan (compensation type), dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 110 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000294 on May 27, 2011.

(m)(4) Schedule A, as revised May 19, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(m)(5) Revised Schedule F, dated March 10, 2008, as last amended February 11, 2014, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Frost Funds, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000232 on March 31, 2014.

(m)(6) Schedule H, as revised May 19, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Kopernik Funds, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(m)(7) Schedule I, dated November 20, 2013, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(m)(8) Schedule J, dated August 25, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 195 the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(n)(1) Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, including Amended and Restated Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(n)(2) Amended and Restated Schedule A, dated February 23, 2016, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Hancock Horizon Funds, is incorporated herein by reference to Exhibit
(n)(2) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001379 on May 27, 2016.

(n)(3) Amended and Restated Schedule C to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 209 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001451 on June 30, 2016.

(n)(4) Amended and Restated Schedule G, dated May 18, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Kopernik Funds, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(n)(5) Schedule I, dated August 25, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 195 the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(p)(2) SEI Investments Distribution Co. Code of Ethics, dated September 1, 2015, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 202 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR accession No. 0001135428-16-001006 on January 28, 2016.

(p)(3) Horizon Advisers Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(p)(4) EARNEST Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.

(p)(5) Champlain Investment Partners, LLC Code of Ethics, dated January 2016, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001379 on May 27, 2016.

(p)(6) W. H. Reaves & Co., Inc. Code of Ethics, dated July 18, 2011, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(7) Frost Investment Advisors, LLC Code of Ethics, dated March 25, 2014, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 178 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000321 on May 19, 2014.

(p)(8) Kempner Capital Management, Inc. Code of Ethics, dated July 2012, is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(9) Westfield Capital Management Company, L.P. Code of Ethics, dated August 5, 2015, is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 204 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001066 on February 26, 2016.

(p)(10) LM Capital Group, LLC Code of Ethics, dated January 4, 2013, is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(p)(11) Kopernik Global Investors, LLC Code of Ethics, dated September 11, 2013, is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(p)(12) R Squared Capital Management L.P. Code of Ethics, dated March 25, 2014, is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 185 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000091 on February 27, 2015.

(p)(13) SEI Investments Global Funds Services Code of Ethics, dated February 2015, is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 202 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR accession No. 0001135428-16-001006 on January 28, 2016.

(p)(14) Cardinal Capital Management, L.L.C. Code of Ethics, dated June 2015, is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 204 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001066 on February 26, 2016.

(p)(15) GlobeFlex Capital, L.P. Code of Ethics, dated March 2016, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-16-001379 on May 27, 2016.

(p)(16) Ramsey Quantitative Systems, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(p)(17) PanAgora Asset Management, Inc. Code of Ethics, dated [XX], to be filed by amendment.

(q)(1) Powers of Attorney, dated May 15, 2013, for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Michael Beattie, Mitchell A. Johnson, Bruce R. Speca and Joseph T. Grause, Jr. are incorporated herein by reference to Exhibit (q) of Post-

Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(q)(2) Power of Attorney, dated August 3, 2015, for Mr. Stephen Connors is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CARDINAL CAPITAL MANAGEMENT, L.L.C.

Cardinal Capital Management, L.L.C. ("Cardinal Capital") serves as the investment adviser for the Registrant's Cardinal Small Cap Value Fund. The principal address of Cardinal Capital is Four Greenwich Office Park, Greenwich, Connecticut 06831. Cardinal Capital is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Cardinal Capital engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund, Champlain Mid Cap Fund, Champlain Focused Large Cap Value Fund (formerly, Champlain All Cap Fund) and Champlain Emerging Markets Fund. The principal address of Champlain is 180 Battery Street, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended July 31, 2014 and 2015 and the fiscal years ended September 30, 2014 and 2015, no director, officer or partner of Champlain engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

EARNEST PARTNERS, LLC

EARNEST Partners, LLC ("EARNEST") serves as investment sub-adviser for the Registrant's Hancock Horizon Diversified International Fund. The principal business address for EARNEST is 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309. EARNEST is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended January 31, 2015 and 2016.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Paul E. Viera          Westchester Limited, LLC            Manager
CEO and Manager        1180 Peachtree Street NE Suite
                       2300
                       Atlanta, GA 30309
                       ---------------------------------------------------------
                       GREYBULL Partners LLC               Manager
                       1180 Peachtree Street NE Suite
                       2350
                       Atlanta, GA 30309
--------------------------------------------------------------------------------
John G. Whitmore       GREYBULL Partners LLC               COO
COO                    1180 Peachtree Street NE Suite
                       2350
                       Atlanta, GA 30309
--------------------------------------------------------------------------------
James M. Wilson        GREYBULL Partners LLC               CCO and Secretary
CCO and Secretary      1180 Peachtree Street NE Suite
                       2350
                       Atlanta, GA 30309
--------------------------------------------------------------------------------
Carsten J. Fiege       GREYBULL Partners LLC               General Counsel
General Counsel        1180 Peachtree Street
                       Suite 2350
                       Atlanta, GA 30309
--------------------------------------------------------------------------------

FROST INVESTMENT ADVISORS, LLC

Frost Investment Advisors, LLC ("Frost") serves as the investment adviser for the Registrant's Frost Growth Equity Fund, Frost Value Equity Fund, Frost Moderate Allocation Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost Mid Cap Equity Fund, Frost Conservative Allocation Fund, Frost Credit Fund and Frost Aggressive Allocation Fund. The principal business address for Frost is 100 West Houston Street, 15(th) Floor, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended July 31, 2014 and 2015, no director, officer or partner of Frost engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

GLOBEFLEX CAPITAL, L.P.

GlobeFlex Capital, L.P. ("GlobeFlex") serves as investment sub-adviser for the Registrant's Hancock Horizon International Small Cap Fund. The principal business address for GlobeFlex is 4365 Executive Drive, Suite 720, San Diego, California 92121. GlobeFlex is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended January 31, 2015 and January 31, 2016, no director, officer or partner of GlobeFlex engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

HORIZON ADVISERS

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Funds (Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Government Money Market Fund, Diversified International Fund, Quantitative Long/Short Fund, Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund, Diversified Income Fund, U.S. Small Cap Fund, Dynamic Asset Allocation Fund, International Small Cap Fund and Microcap Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended January 31, 2015 and 2016.

--------------------------------------------------------------------------------
NAME AND POSITION           NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT             BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                     OTHER COMPANY
--------------------------------------------------------------------------------
Miles Milton                Hancock Investment Services,        President & CEO
Executive Vice President    Inc.
                            2600 Citiplace Drive, Suite 100
                            Baton Rouge, LA 70808
--------------------------------------------------------------------------------

KEMPNER CAPITAL MANAGEMENT, INC.

Kempner Capital Management, Inc. ("KCM") serves as the investment sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of KCM is 2201 Market Street, 12th Floor, Frost Bank Building, Galveston, Texas 77550-1503. KCM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2014 and 2015.

--------------------------------------------------------------------------------
NAME AND POSITION           NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT             BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                     OTHER COMPANY
--------------------------------------------------------------------------------
Harris L. Kempner, Jr.,     H. Kempner Trust Association        Trustee
President                   P.O. Box 119
                            Galveston, TX 77553
                            ----------------------------------------------------
                            Legacy Holding Company              Director
                            600 Jefferson St., Suite 300
                            Houston, TX 77002
                            ----------------------------------------------------
                            Balmorhea Ranches                   Director
                            P.O. Box 348
                            Pecos, TX 79772
                            ----------------------------------------------------
                            Frost Bank -- Galveston             Advisory
                            P.O. Box 179                        Director
                            Galveston, TX 77553
                            ----------------------------------------------------
                            Cullen Frost Bankers Inc. --        Director
                            San Antonio                         Emeritus
                            P.O. Box 1600
                            San Antonio, TX 78296
                            ----------------------------------------------------
                            Kempner Securities GP, LLC          General Partner
                            P.O. Box 119
                            Galveston, TX 77553
                            ----------------------------------------------------
                            Galveston Finale GP, LLC            General Partner
                            P.O. Box 119
                            Galveston, TX 77553
--------------------------------------------------------------------------------

KOPERNIK GLOBAL INVESTORS, LLC

Kopernik Global Investors, LLC ("Kopernik") serves as the investment adviser for the Registrant's Kopernik Global All-Cap Fund and Kopernik International Fund. The principal address of Kopernik is Two Harbour Place, 302 Knights Run Avenue, Suite 1225, Tampa, Florida 33602. Kopernik is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Kopernik engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

LM CAPITAL GROUP, LLC

LM Capital Group, LLC ("LM Capital") serves as investment adviser for the Registrant's LM Capital Opportunistic Bond Fund. The principal address of LM Capital is 750 B Street, Suite 3010, San Diego, California 92101. LM Capital is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2014 and 2015.

--------------------------------------------------------------------------------
NAME AND POSITION              NAME AND PRINCIPAL                CONNECTION WITH
WITH INVESTMENT                BUSINESS ADDRESS OF               OTHER COMPANY
ADVISER                        OTHER COMPANY
--------------------------------------------------------------------------------
Luis Maizel, Sr. Managing      LM Advisors                       President
Director                       750 B Street, Suite 3020
                               San Diego, CA 92101
                               -------------------------------------------------
                               LM Renewable Energy Income        General Partner
                               Fund 1 L.P.
                               750 B Street, Suite 3010
                               San Diego, CA 92101
--------------------------------------------------------------------------------
John E Chalker, Managing       LM Renewable Energy Income        General Partner
Director                       Fund 1 L.P.
                               750 B Street, Suite 3010
                               San Diego, CA 92101
--------------------------------------------------------------------------------

PANAGORA ASSET MANAGEMENT, INC.

PanAgora Asset Management, Inc. ("PanAgora") serves as the investment adviser for the Registrant's PanAgora Diversified Arbitrage Yield Fund. The principal address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended [date]. [To be updated by amendment].

--------------------------------------------------------------------------------
NAME AND POSITION              NAME AND PRINCIPAL                CONNECTION WITH
WITH INVESTMENT                BUSINESS ADDRESS OF               OTHER COMPANY
ADVISER                        OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

R SQUARED CAPITAL MANAGEMENT L.P.

R Squared Capital Management L.P. ("RSQ") serves as the investment adviser for the Registrant's RSQ International Equity Fund. The principal address of RSQ is 299 Park Avenue, 6th Floor, New York, New York 10171. RSQ is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

--------------------------------------------------------------------------------
NAME AND POSITION              NAME AND PRINCIPAL                CONNECTION WITH
WITH INVESTMENT                BUSINESS ADDRESS OF               OTHER COMPANY
ADVISER                        OTHER COMPANY
--------------------------------------------------------------------------------
Richard Pell                   Nile Capital LLC                  Advisory Board
Chairman                       2121 Avenue of the Stars,
                               Ste 160
                               Los Angeles, CA 90067
--------------------------------------------------------------------------------

RAMSEY QUANTITATIVE SYSTEMS, INC.

Ramsey Quantitative Systems, Inc. ("RQSI") serves as the investment adviser for the Registrant's RQSI Small Cap Hedged Equity Fund. The principal address of RQSI is 1515 Ormsby Station Court, Louisville, KY 40223. RQSI is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of RQSI engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

W. H. REAVES & CO., INC.

W. H. Reaves & Co., Inc. ("Reaves Asset Management") serves as the investment adviser for the Registrant's Reaves Utilities and Energy Infrastructure Fund. The principal business address of Reaves Asset Management is 10 Exchange Place, 18th Floor, Jersey City, New Jersey 07302. Reaves Asset Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended July 31, 2014 and 2015, no director, officer or partner of Reaves Asset Management engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WESTFIELD CAPITAL MANAGEMENT COMPANY, L.P.

Westfield Capital Management Company, L.P. ("Westfield") serves as the investment adviser for the Registrant's Westfield Capital Large Cap Growth Fund and Westfield Capital Dividend Growth Fund. The principal business address of Westfield is One Financial Center, Boston, Massachusetts 02111. Westfield is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Westfield engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)        April 1, 1999

Causeway Capital Management Trust                             September 20, 2001
ProShares Trust                                               November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act
          Qualified Investment Fund)                          January 8, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Wilshire Mutual Funds, Inc.                                   July 12, 2008
Wilshire Variable Insurance Trust                             July 12, 2008
Global X Funds                                                October 24, 2008
ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)      August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds                                               September 8, 2010
Adviser Managed Trust                                         December 10, 2010
New Covenant Funds                                            March 23, 2012
Cambria ETF Trust                                             August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)                        September 25, 2012
KraneShares Trust                                             December 18, 2012
LocalShares Investment Trust                                  May 6, 2013
SEI Insurance Products Trust                                  September 10, 2013
The KP Funds                                                  September 19, 2013
The Advisors' Inner Circle Fund III                           February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust                        April 1, 2014
Winton Series Trust                                           December 11, 2014
SEI Catholic Values Trust                                     March 24, 2015
SEI Hedge Fund SPC                                            June 26, 2015
SEI Energy Debt Fund                                          June 30, 2015
Winton Diversified Opportunities Fund                         September 1, 2015
Gallery Trust                                                 January 8, 2016

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                         POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                                                WITH REGISTRANT
---------------------------------------------------------------------------------------------------------------
William M. Doran         Director                                                            Trustee
Paul F. Klauder          Director                                                               --
Wayne M. Withrow         Director                                                               --
Kevin P. Barr            Director, President & Chief Executive Officer                          --
Maxine J. Chou           Chief Financial Officer, Chief Operations Officer,
                            & Treasurer                                                         --
Karen E. LaTourette      Chief Compliance Officer, Anti-Money Laundering
                            Officer & Assistant Secretary                                       --
John C. Munch            General Counsel & Secretary                                            --
Mark J. Held             Senior Vice President                                                  --
John P. Coary            Vice President & Assistant Secretary                                   --
Lori L. White            Vice President & Assistant Secretary                                   --
Judith A. Hirx           Vice President                                                         --
Jason McGhin             Vice President                                                         --
Gary Michael Reese       Vice President                                                         --
Robert M. Silvestri      Vice President                                                         --

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

Hancock Bank and Trust
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

U. S. Bank, National Association
800 Nicollett Mall
Minneapolis, Minnesota 55402

MUFG Union Bank, N.A.
350 California Street
6th Floor
San Francisco, California 94104

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Cardinal Capital Management, L.L.C.
Four Greenwich Office Park
Greenwich, Connecticut 06831

Champlain Investment Partners, LLC
180 Battery Street
Burlington, Vermont 05401

EARNEST Partners, LLC
1180 Peachtree Street
Suite 2300
Atlanta, Georgia 30309

Frost Investment Advisors, LLC
100 West Houston Street
15th Floor
San Antonio, Texas 78205-1414

GlobeFlex Capital, L.P.
4365 Executive Drive, Suite 720
San Diego, California 92121

Horizon Advisers
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

Kempner Capital Management, Inc.
2201 Market Street
12th Floor
Frost Bank Building
Galveston, Texas 77550-1503

Kopernik Global Investors, LLC
Two Harbour Place
302 Knights Run Avenue, Suite 1225
Tampa, Florida 33602

LM Capital Group, LLC
750 B Street
Suite 3010
San Diego, California 92101

PanAgora Asset Management, Inc.
470 Atlantic Avenue, 8th Floor
Boston, Massachusetts 02210

R Squared Capital Management L.P.
299 Park Avenue, 6th Floor
New York, New York 10171

Ramsey Quantitative Systems, Inc.
1515 Ormsby Station Court
Louisville, Kentucky 40223

W. H. Reaves & Co., Inc.
10 Exchange Place
18th Floor
Jersey City, New Jersey 07302

Westfield Capital Management Company, L.P.
One Financial Center
Boston, Massachusetts 02111

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or Shareholders individually, but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 212 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 23rd day of September, 2016.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:           *
                                                 --------------------------
                                                 Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

     *                             Trustee                    September 23, 2016
------------------------------
John K. Darr

     *                             Trustee                    September 23, 2016
------------------------------
William M. Doran

     *                             Trustee                    September 23, 2016
------------------------------
Joseph T. Grause, Jr.

     *                             Trustee                    September 23, 2016
------------------------------
Mitchell A. Johnson

     *                             Trustee                    September 23, 2016
------------------------------
Betty L. Krikorian

     *                             Trustee                    September 23, 2016
------------------------------
Robert A. Nesher

     *                             Trustee                    September 23, 2016
------------------------------
Bruce Speca

     *                             Trustee                    September 23, 2016
------------------------------
George J. Sullivan, Jr.

     *                             President                  September 23, 2016
------------------------------
Michael Beattie

     *                             Treasurer, Controller &    September 23, 2016
------------------------------     Chief Financial Officer
Stephen Connors

*By:   /s/ Dianne M. Descoteaux
       --------------------------
       Dianne M. Descoteaux
       Attorney-in-Fact